Other Income - Schedule of Other Income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024
Schedule of Other Income [Abstract]
Management fee income	$ 1,946		$ 2,212
Management fee income from a related party	7,784		3,316
Reversal of provision for penalty*	1,130,242	[1]
Reversal of provision for compensation*	328,615	[1]
Miscellaneous income			846
Total	$ 1,468,587		$ 6,374

[1]	See Note 5 for details.